Post-employee benefit plans - Defined Benefit Plans Recognized in Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Cumulative losses recognized directly in equity, January 1	$ (2,984)	$ (2,646)
Actuarial gains (losses) in other comprehensive income	79	(313)
Decrease (increase) in the effect of the asset limit	13	(25)
Cumulative losses recognized directly in equity, December 31	(2,892)	$ (2,984)
Cumulative actuarial losses	3,138
Cumulative decrease in the effect of the asset limit	$ 246